Hood River Small-Cap Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.2%
Cogent Communications Holdings, Inc. (a)	696,171	$42,682,244
		$–
Interactive Media & Services - 1.0%
ZoomInfo Technologies, Inc. (b)	3,269,329	32,693,290
TOTAL COMMUNICATION SERVICES		75,375,534

CONSUMER DISCRETIONARY - 7.3%
Automobile Components - 0.3%
Modine Manufacturing Co. (a)(b)	116,332	8,928,481
		$–
Broadline Retail - 0.8%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	239,351	27,850,882
		$–
Diversified Consumer Services - 0.5%
Universal Technical Institute, Inc. (b)	683,785	17,559,599
		$–
Hotels, Restaurants & Leisure - 2.7%
Genius Sports Ltd. (a)(b)	3,208,814	32,120,228
Life Time Group Holdings, Inc. (b)	1,702,930	51,428,486
Sweetgreen, Inc. - Class A (a)(b)	282,537	7,069,076
		90,617,790
Household Durables - 1.7%
Lovesac Co. (a)(b)	559,514	10,171,965
SharkNinja, Inc. (b)	532,849	44,444,935
		54,616,900
Specialty Retail - 1.3%
Academy Sports & Outdoors, Inc. (a)	231,027	10,537,141
Camping World Holdings, Inc. - Class A	1,998,798	32,300,576
		42,837,717
TOTAL CONSUMER DISCRETIONARY		242,411,369

CONSUMER STAPLES - 0.8%
Beverages - 0.2%
Celsius Holdings, Inc. (a)(b)	208,131	7,413,626
		$–
Personal Care Products - 0.6%
Oddity Tech Ltd. - Class A (a)(b)	464,001	20,072,684
TOTAL CONSUMER STAPLES		27,486,310

ENERGY - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Denison Mines Corp. (a)(b)	17,391,962	22,609,550
Infinity Natural Resources, Inc. - Class A (b)	203,748	3,820,275
New Fortress Energy, Inc. (a)	6,987,968	58,070,014
Northern Oil & Gas, Inc. (a)	806,290	24,374,147
		108,873,986
TOTAL ENERGY		108,873,986

FINANCIALS - 6.7%
Banks - 3.0%
Customers Bancorp, Inc. (b)	877,382	44,044,576
Western Alliance Bancorp (a)	744,084	57,167,974
		101,212,550
Consumer Finance - 0.9%
FirstCash Holdings, Inc.	240,389	28,923,605
		$–
Insurance - 2.8%
HCI Group, Inc. (a)	622,926	92,959,247
TOTAL FINANCIALS		223,095,402

HEALTH CARE - 26.9%(c)
Biotechnology - 14.4%
Blueprint Medicines Corp. (b)	508,589	45,015,212
CareDx, Inc. (a)(b)	884,923	15,707,383
Crinetics Pharmaceuticals, Inc. (a)(b)	482,230	16,173,994
Cytokinetics, Inc. (a)(b)	720,208	28,945,160
Immunovant, Inc. (a)(b)	642,615	10,982,290
Insmed, Inc. (a)(b)	897,913	68,501,783
Iovance Biotherapeutics, Inc. (a)(b)	5,101,239	16,987,126
Krystal Biotech, Inc. (a)(b)	295,171	53,219,331
Madrigal Pharmaceuticals, Inc. (a)(b)	140,924	46,678,257
MoonLake Immunotherapeutics (a)(b)	362,006	14,143,575
Neurocrine Biosciences, Inc. (b)	166,916	18,460,910
PTC Therapeutics, Inc. (b)	48,629	2,478,134
REVOLUTION Medicines, Inc. (b)	974,728	34,466,382
Rhythm Pharmaceuticals, Inc. (b)	365,620	19,366,891
Scholar Rock Holding Corp. (b)	1,094,434	35,186,053
TG Therapeutics, Inc. (a)(b)	959,044	37,815,105
Vaxcyte, Inc. (a)(b)	428,637	16,185,333
		480,312,919
Health Care Equipment & Supplies - 5.5%
AtriCure, Inc. (a)(b)	1,658,417	53,500,532
Enovis Corp. (a)(b)	823,962	31,483,588
Lantheus Holdings, Inc. (a)(b)	433,347	42,294,667
Tandem Diabetes Care, Inc. (a)(b)	1,394,846	26,725,249
TransMedics Group, Inc. (a)(b)	446,513	30,041,395
		184,045,431
Health Care Providers & Services - 4.8%
Alignment Healthcare, Inc. (b)	3,449,672	64,232,893
Concentra Group Holdings Parent, Inc.	171,959	3,731,510
Ensign Group, Inc. (a)	198,756	25,719,026
RadNet, Inc. (a)(b)	754,651	37,521,248
Select Medical Holdings Corp.	1,694,591	28,299,670
		159,504,347
Health Care Technology - 0.6%
Waystar Holding Corp. (b)	567,708	21,209,571
		$–
Pharmaceuticals - 1.6%
Verona Pharma PLC - ADR (a)(b)	838,909	53,262,332
TOTAL HEALTH CARE		898,334,600

INDUSTRIALS- 18.7%
Aerospace & Defense - 1.9%
Axon Enterprise, Inc. (b)	42,515	22,360,764
Kratos Defense & Security Solutions, Inc. (a)(b)	1,359,526	40,364,327
		62,725,091
Commercial Services & Supplies - 2.7%
CECO Environmental Corp. (a)(b)	1,283,419	29,261,953
Clean Harbors, Inc. (b)	204,860	40,377,906
Interface, Inc.	1,091,430	21,653,971
		91,293,830
Construction & Engineering - 6.3%
API Group Corp. (b)	480,743	17,191,370
Comfort Systems USA, Inc.	130,886	42,188,484
Fluor Corp. (b)	645,638	23,126,753
Granite Construction, Inc. (a)	315,139	23,761,481
MasTec, Inc. (b)	891,319	104,025,840
		210,293,928
Electrical Equipment - 0.4%
American Superconductor Corp. (a)(b)	815,211	14,787,928
		$–
Gas Utilities - 0.4%
MDU Resources Group, Inc. (a)	736,985	12,462,416
		$–
Ground Transportation - 2.7%
FTAI Infrastructure, Inc. (a)	3,880,519	17,578,751
RXO, Inc. (a)(b)	1,311,963	25,058,494
XPO, Inc. (a)(b)	447,545	48,146,891
		90,784,136
Machinery - 2.8%
Chart Industries, Inc. (a)(b)	221,264	31,941,671
ESCO Technologies, Inc.	105,977	16,863,060
Flowserve Corp.	477,773	23,334,434
Kornit Digital Ltd. (b)	1,029,449	19,641,887
		91,781,052
Trading Companies & Distributors - 1.5%
FTAI Aviation Ltd. (a)	284,793	31,620,567
Transcat, Inc. (a)(b)	228,445	17,007,730
		48,628,297
TOTAL INDUSTRIALS		622,756,678

INFORMATION TECHNOLOGY - 27.2%(c)
Communications Equipment - 2.1%
Ciena Corp. (b)	451,221	27,267,285
Lumentum Holdings, Inc. (a)(b)	680,118	42,398,556
		69,665,841
Consumer Finance - 1.3%
Dave, Inc. (b)	504,699	41,718,419
		$–
Electronic Equipment, Instruments & Components - 5.9%
Coherent Corp. (b)	266,736	17,321,836
Fabrinet (b)	228,100	45,052,031
OSI Systems, Inc. (a)(b)	247,186	48,038,127
PAR Technology Corp. (a)(b)	276,827	16,980,568
TTM Technologies, Inc. (b)	743,800	15,255,338
Vishay Intertechnology, Inc. (a)	3,456,036	54,950,973
		197,598,873
IT Services - 2.6%
Applied Digital Corp. (a)(b)	12,052,738	67,736,387
DigitalOcean Holdings, Inc. (a)(b)	560,117	18,702,307
		86,438,694
Professional Services - 1.3%
ExlService Holdings, Inc. (b)	905,144	42,731,848
		$–
Semiconductors & Semiconductor Equipment - 5.4%
Alpha & Omega Semiconductor Ltd. (b)	1,337,519	33,250,722
Lattice Semiconductor Corp. (b)	723,515	37,948,362
Rambus, Inc. (b)	508,099	26,306,826
Semtech Corp. (b)	934,570	32,149,208
SiTime Corp. (b)	331,924	50,741,222
		180,396,340
Software - 8.6%
ACI Worldwide, Inc. (b)	1,945,893	106,459,806
Core Scientific, Inc. (a)(b)	1,173,970	8,499,543
CyberArk Software Ltd. (b)	151,941	51,356,058
JFrog Ltd. (a)(b)	746,656	23,892,992
Q2 Holdings, Inc. (b)	363,358	29,072,274
Varonis Systems, Inc. (b)	1,244,496	50,339,863
Vertex, Inc. - Class A (a)(b)	502,949	17,608,244
		287,228,780
TOTAL INFORMATION TECHNOLOGY		905,778,795

MATERIALS - 3.0%
Construction Materials - 3.0%
Eagle Materials, Inc.	189,576	42,072,602
Knife River Corp. (a)(b)	631,500	56,967,615
		99,040,217
TOTAL MATERIALS		99,040,217

REAL ESTATE - 1.3%
Real Estate Management & Development - 1.3%
Landbridge Co. LLC - Class A (a)	625,746	45,016,167
TOTAL REAL ESTATE		45,016,167
TOTAL COMMON STOCKS (Cost $2,922,699,876)		3,248,169,058

REAL ESTATE INVESTMENT TRUSTS - 0.9%	Shares	Value
Financials - 0.9%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	1,034,751	30,256,119
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $29,115,208)		30,256,119

CORPORATE BONDS - 0.2%	Par	Value
CONSUMER DISCRETIONARY - 0.2%
Cariloha 15 12/31/2025, 15.00%, 12/31/2025 (d)	6,500,000	6,500,000
TOTAL CORPORATE BONDS (Cost $6,500,000)		6,500,000

SHORT-TERM INVESTMENTS - 28.6%		Value
Investments Purchased with Proceeds from Securities Lending - 27.4%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.42% (e)	915,331,797	915,331,797

Money Market Funds - 1.2%	Shares
First American Treasury Obligations Fund - Class X, 4.25% (e)	38,414,030	38,414,030
TOTAL SHORT-TERM INVESTMENTS (Cost $953,745,827)		953,745,827

TOTAL INVESTMENTS - 127.1% (Cost $3,912,060,911)		4,238,671,004
Liabilities in Excess of Other Assets - (27.1)%		(903,833,671)
TOTAL NET ASSETS - 100.0%		$3,334,837,333
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $878,514,617 which represented 26.3% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $6,500,000 or 0.2% of net assets as of March 31, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Hood River Small-Cap Growth Fund has adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,248,169,058	$–	$–	$3,248,169,058
Real Estate Investment Trusts	30,256,119	–	–	30,256,119
Corporate Bonds	–	–	6,500,000	6,500,000
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	915,331,797
Money Market Funds	38,414,030	–	–	38,414,030
Total Investments	$3,316,839,207	$–	$6,500,000	$4,238,671,004

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $915,331,797 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.